Share-based payments - Summary of performance shares (Details)	12 Months Ended
Dec. 31, 2022 shares
Expired performance shares
Performance shares [Line Items]
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)
Operating period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2020	743,160
Not Expired performance shares
Performance shares [Line Items]
Type	Cash-settled share-based payment
Performance conditions	Relative stock price linked (20.0%), management index (80.0%)
Operating period	4 years from the commencement date of the year to which the grant date belongs
Estimated number of shares vested at December 31, 2020	2,182,644